BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 2,888	$ 1,562
Trade payables and accrued expenses	$ 2,415	$ 707